Other Assets - Other Assets (Detail) - EUR (€) € in Millions		Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Advance payments to Carl Zeiss SMT GmbH, current		€ 215.2	€ 231.1
Prepaid expenses		372.5	299.6
Derivative financial instruments 1	[1]	34.5	42.2
VAT		89.5	116.0
Other assets		131.1	83.7
Other current assets	[2]	842.8	772.6
Derivative Assets, Noncurrent	[1]	103.0	59.7
Deferred Compensation Plan Assets		55.1	43.1
Non-current accounts receivable		67.8	150.7
Other Assets, Noncurrent		19.2	19.2
Other assets	[3]	830.4	806.1
Zeiss High-NA Funding Commitment [Member]
Related Party Transaction [Line Items]
Advance payments to Carl Zeiss SMT GmbH, non-current		€ 585.3	€ 533.4

[1]	1. For further details on derivative financial instruments see Note 24 Financial risk management.
[2]	1. Other assets - current includes amounts with related parties of €215.2 million and €231.2 million at December 31, 2019 and 2018, respectively.
[3]	2. Other assets - non-current includes amounts with related parties of €585.3 million and €533.4 million at December 31, 2019 and 2018, respectively.